RECENTLY ISSUED ACCOUNTING STANDARDS RECENTLY ISSUED ACCOUNTING STANDARDS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Deferred charges	$ 5,350	$ 5,797	$ 3,534